Note 5 - Advances for Vessels Under Contruction and Acquisition - Summary of Advances for Vessels Under Construction and Acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance	$ 44,031,882	$ 88,965,085
Advances for vessels under construction and acquisitions	51,949,154	148,318,231
Interest Costs Capitalized	1,660,802	1,822,443	$ 2,113,297
Capitalized expenses	2,576,626	5,085,534
Vessels delivered	(44,432,663)	(200,159,411)
Balance	$ 55,785,801	$ 44,031,882	$ 88,965,085